Document and Entity Information	Oct. 19, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2020
Entity Registrant Name	PROVIDENT BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39090
Entity Tax Identification Number	84-4132422
Entity Address, Address Line One	5 Market Street
Entity Address, City or Town	Amesbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001778784
Amendment Flag	false